FINANCIAL INSTRUMENTS - Summary of interest rate swaps (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Feb. 29, 2016
Debt Instrument [Line Items]
Derivative, notional amount	$ 685,382
Interest rate swap 1
Debt Instrument [Line Items]
Derivative, notional amount	$ 0
Derivative, fixed interest rate (as a percent)	1.4025%
Interest rate swap 2
Debt Instrument [Line Items]
Derivative, notional amount	$ 36,343
Derivative, fixed interest rate (as a percent)	1.5035%
Interest rate swap 3
Debt Instrument [Line Items]
Derivative, notional amount	$ 61,998
Derivative, fixed interest rate (as a percent)	1.6015%
Interest rate swap 4
Debt Instrument [Line Items]
Derivative, notional amount	$ 12,004
Derivative, fixed interest rate (as a percent)	1.6998%
Interest rate swap 5
Debt Instrument [Line Items]
Derivative, notional amount	$ 12,347
Derivative, fixed interest rate (as a percent)	1.7995%
Interest rate swap 6
Debt Instrument [Line Items]
Derivative, notional amount	$ 12,690
Derivative, fixed interest rate (as a percent)	1.907%
Interest rate swap 7
Debt Instrument [Line Items]
Derivative, notional amount	$ 150,000	$ 150,000
Derivative, fixed interest rate (as a percent)	2.197%
Interest rate swap 8
Debt Instrument [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate (as a percent)	0.975%
Interest rate swap 9
Debt Instrument [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate (as a percent)	0.60%
Interest rate swap 10
Debt Instrument [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate (as a percent)	0.90%
Interest rate swap 11
Debt Instrument [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate (as a percent)	0.597%
Interest rate swap 12
Debt Instrument [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate (as a percent)	0.50%